Remuneration of Key Management Personnel (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of share options were granted to directors [Abstract]
Number of share options	7,600,000	400,000	3,259,403
G. Cerrone [Member]
Schedule of share options were granted to directors [Abstract]
Number of share options	550,000		3,259,403
K. Shailubhai [Member]
Schedule of share options were granted to directors [Abstract]
Number of share options	6,500,000	400,000
L. Zanbeletti [Member]
Schedule of share options were granted to directors [Abstract]
Number of share options	550,000